                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/07

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Glazer Capital, LLC

Address: 237 Park Avenue, Suite 900,
         New York, NY 10017


CIK # - 0001076809

Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer                   New York, NY                    15 Nov 2007
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 23,061,116

Form 13F Information Table Value Total: $400,244,547



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                           9/30/2007
UBS SECURITIES LLC                                                     1

USD

                                                                                             ITEM 6
                                                                                          INVEST. DISC.     ITEM 7       ITEM 8
       ITEM 1                   ITEM 2        ITEM 3       ITEM 4          ITEM 5                   SHARED          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS CUSIP NUMBER FAIR MKT VALUE    SHARES OR     SOLE SHARED  OTHER   OTHER   SOLE SHARED NONE
                                                                      PRINCIPAL AMOUNT  (A)  (B)     (C)   MANAGERS  (A)   (B)   (C)
---------------------------------------------------------------------------------------------------------- -------------------------
ALLIANCE DATA SYSTEM CORP     COMMON        18581108       7,318,080     94,500 N  X                         94500    0     0
A G EDWARDS INC               COMMON        281760108     16,322,875    194,900 N  X                        194900    0     0
ALCAN INC                     COMMON        13716105       5,454,360     54,500 N  X                         54500    0     0
ANDREW CORP                   OTC EQ        34425108       6,034,861    435,730 N  X                        435730    0     0
AUTHORIZE NET HLDG INC        OTC EQ        52686102      13,021,447    738,596 N  X                        738596    0     0
APPLIX INC.                   OTC EQ        38316105       8,006,601    450,315 N  X                        450315    0     0
APPLEBEES INTERNATIONAL IN    OTC EQ        37899101      13,298,310    534,498 N  X                        534498    0     0
APTIMUS INC                   OTC EQ        03833V108        979,402    160,033 N  X                        160033    0     0
ARROW INTERNATIONAL INC       OTC EQ        42764100      17,240,574    378,997 N  X                        378997    0     0
ARCHSTONE-SMITH TR            COMMON        39583109       8,281,278    137,700 N  X                        137700    0     0
ALLTEL CORP                   COMMON        20039103       7,420,920    106,500 N  X                        106500    0     0
AVAYA INC                     COMMON        53499109       6,434,624    379,400 N  X                        379400    0     0
CDW CORP                      OTC EQ        12512N105      9,884,556    113,355 N  X                        113355    0     0
CERIDIAN CORP                 COMMON        156779100     11,735,172    337,800 N  X                        337800    0     0
CYTYC CORP                    OTC EQ        232946103     18,961,841    397,940 N  X                        397940    0     0
CALL DADE BEHRING HOL NOV     CALL O        23342J7KN        512,680     35,800 C  X                         35800    0     0
DADE BEHRING HOLDINGS INC     OTC EQ        23342J206      1,089,362     14,268 N  X                         14268    0     0
DOBSON COMMUNICATIONS CORP    OTC EQ        256069105        191,850     15,000 N  X                         15000    0     0
IMAGE ENTERTAINMENT INC NE    OTC EQ        452439201        460,133    107,257 N  X                        107257    0     0
DJ ORTHOPEDICS INC            COMMON        23325G104     12,299,550    250,500 N  X                        250500    0     0
UTS COINMACH SVC CORP INCO    COMMON        19259W107     14,245,703    770,038 N  X                        770038    0     0
EQUITY INNS INC               COMMON        294703103      3,589,249    158,957 N  X                        158957    0     0
FACTORY CARD OUTLET & PART    OTC EQ        303051106      1,197,934     73,538 N  X                         73538    0     0
FOXHOLLOW TECHNOLOGIES INC    COMMON        35166A103      7,241,705    274,307 N  X                        274307    0     0
GREATER BAY BANCORP           OTC EQ        391648102     17,060,109    613,673 N  X                        613673    0     0
GENESCO INC                   COMMON        371532102      3,699,626     80,200 N  X                         80200    0     0
GUITAR CENTER INC             OTC EQ        402040109      4,895,215     82,550 N  X                         82550    0     0
GATEWAY INC                   COMMON        367626108      5,161,916  2,745,700 N  X                       2745700    0     0
RTS INTERTAPE POLYMER GROU    CEQ           460919111          2,735    544,100 N  X                        544100    0     0
HILTON HOTELS CORP            COMMON        432848109     10,711,296    230,400 N  X                        230400    0     0
JOHN HANCOCK TAX ADVANTAGE    COMMON        41013V100        225,267     11,900 N  X                         11900    0     0
NEW AMERICA HIGH INCOME FU    COMMON        641876107      3,229,428  1,690,800 N  X                       1690800    0     0
INTERTAPE POLYMER GROUP IN    COMMON        460919103      1,849,940    544,100 N  X                        544100    0     0
NUVEEN INVESTMENTS INC        COMMON        67090F106      2,900,031     46,820 N  X                         46820    0     0
KEYSTONE AUTOMOTIVE INDUST    OTC EQ        49338N109     15,156,158    317,340 N  X                        317340    0     0
CALL ACCREDITED HOME  SEP     CALL O        00437P7JU        106,250     25,000 C  X                         25000    0     0
ACCREDITED HOME LENDERS       OTC EQ        00437P107        550,019     47,131 N  X                         47131    0     0
LAMSON & SESSIONS CO          COMMON        513696104      8,600,294    319,002 N  X                        319002    0     0
MICROTEK MEDICAL HOLDINGS     OTC EQ        59515B109      6,563,531  1,062,060 N  X                       1062060    0     0
MYERS INDUSTRIES INC          COMMON        628464109      4,225,624    213,200 N  X                        213200    0     0
NEOWARE SYSTEMS INC           OTC EQ        64065P102      1,110,924     68,491 N  X                         68491    0     0
CALL OAKLEY INC               CALL O        673662902         32,400      8,000 C  X                          8000    0     0
CALL PENN NATIONAL GA OCT     CALL O        7075697JK        230,000     50,000 C  X                         50000    0     0
PENN NATIONAL GAMING INC      OTC EQ        707569109        784,966     13,300 N  X                         13300    0     0
POLYMEDICA CORP               OTC EQ        731738100     20,414,419    388,698 N  X                        388698    0     0
CATALINA MARKETING CORP       COMMON        148867104      3,873,844    119,600 N  X                        119600    0     0
PRA INTERNATIONAL             OTC EQ        69353C101      3,799,803    129,245 N  X                        129245    0     0
PLAYTEX PRODUCTS INC          COMMON        72813P100     24,725,130  1,351,100 N  X                       1351100    0     0

                                                                                              ITEM 6
                                                                                           INVEST. DISC.    ITEM 7       ITEM 8
       ITEM 1                   ITEM 2         ITEM 3       ITEM 4          ITEM 5                   SHARED         VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP NUMBER FAIR MKT VALUE    SHARES OR     SOLE SHARED  OTHER  OTHER   SOLE SHARED NONE
                                                                       PRINCIPAL AMOUNT  (A)  (B)     (C)  MANAGERS  (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------

RARE HOSPITALITY INTERNATI    OTC EQ         753820109     24,753,398    649,525 N  X                       649525    0     0
REPUBLIC PROPERTY TRUST       COMMON         760737106        754,126     51,406 N  X                        51406    0     0
SOLECTRON CORP                COMMON         834182107     18,041,447  4,626,012 N  X                      4626012    0     0
SIRENZA MICRODEVICES INC      OTC EQ         82966T106      8,230,697    476,038 N  X                       476038    0     0
PUT SPY OPTION APR 130        PUT OP         78462G7RV        115,750     50,000 P  X                        50000    0     0
STATION CASINOS INC           COMMON         857689103      5,659,956     64,700 N  X                        64700    0     0
UNITED RENTALS INC            COMMON         911363109      4,822,154    149,896 N  X                       149896    0     0
WASHINGTON GROUP INTL INC     COMMON         938862208      6,735,027     76,700 N  X                        76700    0     0